Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	$ 141	$ 165
Interest accretion	3	4
Expenditures	(23)	(25)
Revaluation adjustment	12	(3)
Environmental liabilities - ending	133	141
Less: current portion	(33)	(30)
Environmental liabilities non current portion	100	111
PCB [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	90	108
Interest accretion	3	4
Expenditures	(17)	(17)
Revaluation adjustment	0	(5)
Environmental liabilities - ending	76	90
Less: current portion	(25)	(19)
Environmental liabilities non current portion	51	71
Land Assessment and Remediation [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	51	57
Interest accretion	0	0
Expenditures	(6)	(8)
Revaluation adjustment	12	2
Environmental liabilities - ending	57	51
Less: current portion	(8)	(11)
Environmental liabilities non current portion	$ 49	$ 40